Supplementary Financial Statement Information (Details) - Schedule of Financial Expense, Net - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Expense, Net [Line Items]
Change in fair value of financial liabilities measured at fair value	$ 64	$ (2)	$ 145	$ (3)	$ 86	$ (1,017)
Issuance costs		3		3	3	84
Interest income	(6)	(39)	(25)	(78)	(153)	(114)
Foreign currency exchange loss (income), net	42	487	148	451	453	650
Other	2	3	2	4	6	1
Total financial expense (income), net	$ 102	$ 452	$ 270	$ 377	$ 395	$ (396)